Statements of Changes in Stockholder's Equity - USD ($) $ in Millions		Total	Cumulative effect of change in accounting principles, net of taxes	[2]	Common Stock	Additional Paid-in Capital	Retained Earnings	Retained Earnings Cumulative effect of change in accounting principles, net of taxes	[2]	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2018		$ 49.3			$ 2.0	$ 45.2	$ 0.4			$ 1.7
Equity
Accounting Standards Update [Extensible List]		Accounting Standards Update 2016-13 [Member]
Net income		$ 1.6					1.6
Dividends to Parent	[1]	(4.7)				(3.4)	(1.3)
Other comprehensive income		1.0								1.0
Ending Balance at Dec. 31, 2019		47.2	$ (0.2)		2.0	41.8	0.7	$ (0.2)		2.7
Equity
Net income		1.0					1.0
Dividends to Parent	[1]	(2.4)				(2.4)
Parental loan extinguishment	[3]	0.2				0.2
Other comprehensive income		0.7								0.7
Ending Balance at Dec. 31, 2020		46.5			2.0	39.6	1.5			3.4
Equity
Net income		1.2					1.2
Dividends to Parent		(1.2)					(1.2)
Other comprehensive income		(1.2)								(1.2)
Ending Balance at Dec. 31, 2021		$ 45.3			$ 2.0	$ 39.6	$ 1.5			$ 2.2

[1]	Dividends are required to be deducted from retained earnings available as of the dividend date and when depleted, deducted from additional paid-in capital.
[2]	Amount relates to the adoption of a new accounting standard for accounting for expected credit losses for assets held at amortized cost, which established allowances for such expected credit losses as of January 1, 2020. See Note 2 for additional information.
[3]	Amount relates to a loan from Parent that was extinguished during 2020, which in accordance with ASC 470, Debt, was treated as a capital transaction given it was between related entities.